General Information	6 Months Ended
Jun. 30, 2024
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 - GENERAL INFORMATION

A.	General

Check Cap Ltd. (the “Company”) was incorporated under the laws of the State of Israel. The registered address of its offices is 29 Abba Hushi Avenue, Isfiya 3009000, Israel.

The Company has two wholly-owned subsidiaries, Check-Cap US, Inc., that was incorporated under the laws of the State of Delaware on May 15, 2015 and Check-Cap Canada that was incorporated under the laws of Ontario, Canada on April 9, 2024.

The Company was engaged in a clinical-stage medical diagnostics that aimed to redefine colorectal cancer (CRC) screening through the introduction of C-Scan®, a screening test designed to detect polyps before they may transform into colorectal cancer to enable early intervention and cancer prevention. The Company’s disruptive capsule-based screening technology aims to significantly increase screening adherence worldwide and help people to stay healthy through preventive CRC screening. C-Scan uses an ultra-low dose X-ray capsule, an integrated positioning, control and recording system, as well as proprietary software to generate a 3D map of the inner lining of the colon. C-Scan is non-invasive and requires no preparation or sedation, allowing the patients to continue their daily routine with no interruption as the capsule is propelled through the gastrointestinal tract by natural motility.

On March 21, 2023, the Company announced that following the Company’s internal assessment of the clinical data collected until such date from its calibration studies, the Company has determined that the most recent efficacy results from the Company’s calibration studies did not meet the goal in order to proceed to the powered portion of the U.S. pivotal study.

The Company further announced that it had adopted a plan of actions that included conducting additional clinical data analysis and approaching the U.S. Food and Drug Administration (“FDA”) to make amendments to the U.S. pivotal study and that the Company is also implementing a cost reduction plan in order to extend its cash runway, and that the initiation of the powered portion of the U.S. pivotal study that was expected in mid-2023 is therefore temporarily postponed.

On June 6, 2023, the Company announced that after further review of additional data and interaction with the FDA on a revised pivotal study protocol together with the anticipated time and investment necessary to further develop the technology, the Company’s Board of Directors has determined that it is appropriate to pursue strategic options.

In addition, the Company’s Board of Directors approved a significant reduction in its workforce, to reduce the Company’s cash burn, after which the Company expects to have two remaining employees. In light of these developments, the Company discontinued the calibration studies and does not plan on commencing the powered portion of its U.S. pivotal study and plans to concentrate its resources on its essential research activities and strategic alternatives.

Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets and raising capital. The Company has not yet generated revenues. As of June 30, 2024, the Company’s accumulated deficit was approximately $151,429. The extent of the Company’s future operating losses and the timing of becoming profitable are uncertain.

Entry into a business combination agreement with Keystone

On August 16, 2023 the Company announced the it entered into a business combination agreement (the “BCA”) with Keystone Dental Holdings, Inc., a Delaware corporation (“Keystone”), Capstone Dental PubCo, Inc., a Delaware corporation and a direct, wholly owned subsidiary of Keystone (“PubCo”), Capstone Merger Sub Ltd., an Israeli company and a direct, wholly owned subsidiary of PubCo (“Israeli Merger Sub”), and Capstone Merger Sub Corp., a Delaware corporation and a direct, wholly owned subsidiary of PubCo (“U.S. Merger Sub”).

The BCA included provisions granting both Check-Cap and Keystone the right to terminate the BCA for certain reasons, including, among others, (i) the Business Combination not having been consummated by January 31, 2024 (subject to certain exceptions and to potential automatic extension, the “Termination Date”), (ii) any governmental authority having issued an order, decree or ruling, or taken any other action (including the enactment of any statute, rule, regulation, decree or executive order) enjoining or prohibiting the Business Combination, or (iii) under certain conditions, there having been a material breach of any of the representations, warranties, covenants or agreements set forth in the BCA by a party to the BCA. The BCA further provides that if the BCA is terminated under certain circumstances, Check-Cap may be required to pay to Keystone a nonrefundable fee in the amount of $1,500 and reimburse Keystone for up to $1,500 of its expenses, and Keystone may be required to pay to Check-Cap a nonrefundable fee in the amount of $4,000, and reimburse Check-Cap for up to $1,000 of its expenses. The closing of the BCA was subject to satisfaction or waiver of certain conditions as stated in the BCA including the required approvals by the parties’ shareholders. On December 18, 2023, at the Annual General Meeting of Shareholders (the “Meeting”), the BCA and the business combination transactions contemplated pursuant to the BCA, did not receive the requisite majority required for approval by the Company’s shareholders, under Section 320 of the Israeli Companies Law 5759-1999.

On December 24, 2023, the Company received a notice (the “Notice”) on behalf of Keystone Dental Holdings, Inc., terminating the BCA. In the Notice, the Company was notified that the BCA has been terminated pursuant to Section 10.1(e) of the BCA in light of the results of the Meeting of the Company, held on December 18, 2023.

In addition, at the Meeting, the then existing Company’s Board of Directors did not receive the requisite majority required for approval by the Company’s shareholders to be reappointed as board members and five new board members received such required majority and as a result the Board of Directors was replaced by new board members. As a result of the business combination transaction process the Company incurred transaction related expenses, recorded in the General and Administrative expenses line item in the consolidated statement of operations for the year ended December 31, 2023.

Israel-Hamas Conflict

On October 7, 2023, thousands of Hamas terrorists invaded Israel’s southern border towns near the Gaza Strip and carried out attacks on civilian and military targets that were extraordinary in scale and brutality. Hamas and other terrorist groups also launched extensive rocket attacks from the Gaza Strip against civilian targets in various parts of Israel. As a result, Israel declared war against Hamas, called up hundreds of thousands of reserve soldiers and launched an extensive military campaign against them. In parallel, border clashes between Israel and the Hezbollah terrorist group on Israel’s northern border with Lebanon have intensified and may escalate into a greater regional conflict. To date, the Company operations have not been adversely affected by the war. The Company has back- up IT systems and remote work ability that the Company expects will enable its operations to function well in the event of an emergency.

Entry into a business combination agreement with Nobul

On March 25, 2024, the company entered into a business combination agreement (the “Nobul BCA”) with Nobul AI Corp. (“Nobul”), a private Ontario corporation (the “Nobul Business Combination”). If the Nobul Business Combination is consummated, Check-Cap’s ordinary shares will be delisted from Nasdaq and deregistered under the Securities Exchange Act of 1934 and Check-Cap will no longer be required to file periodic reports with the U.S. Securities and Exchange Commission.

At the Merger Effective Time (a) each Check-Cap ordinary share issued and outstanding immediately prior to the Merger Effective Time (other than treasury, dormant shares or Check-Cap Excluded Shares (as defined in the Nobul BCA)) will automatically convert into a number of Nobul Common Shares equal to the Nobul Exchange Ratio (as defined in the Nobul BCA), (b) each Check-Cap option, unvested RSU and CLA Warrant that is outstanding immediately prior to the Merger Effective Time will automatically expire, (c) each vested Check-Cap RSU that is outstanding and unsettled immediately prior to the Merger Effective Time shall automatically convert into Nobul Common Shares based on the number of Check-Cap ordinary shares underlying the RSUs and the Nobul Exchange Ratio, and (d) any outstanding and unexercised warrants with a change of control redemption feature that are not redeemed in accordance with their terms will be complied with by Nobul in accordance with their terms.

Under the exchange ratio formula in the Nobul BCA, upon the closing of the transactions contemplated under the Nobul BCA, Check-Cap security holders are expected to own approximately 15% of Nobul while Nobul security holders are expected to own approximately 85% of Check-Cap, on a fully diluted basis and assuming that Check-Cap meets certain net cash targets, the ownership percentages may be subject to adjustments based on Check-Cap’s net cash at closing.

The transactions contemplated by the Nobul BCA are subject to approval by the Company’s shareholders and shareholders of Nobul, approval by Nasdaq of the listing of Nobul Common Shares to be issued in connection with the Nobul Business Combination, and approval by the Toronto Stock Exchange (“TSX”) of the listing of the combined company on the TSX, as well as other conditions set forth in the Nobul BCA, which must be satisfied or waived to complete the Nobul Business Combination. These conditions are set forth in the Nobul BCA and described in the Nobul BCA.

On April 21, 2024, the Board approved immediate payment of an amount of approximately $3,810 to Nobul for reimbursement of Transaction Costs in accordance with the BCA.

Transfer of Company Funds to Canadian Subsidiary

On June 20, 2024, the Board approved that approximately $750 of the Company’s funds will remain in the Company’s accounts at Bank Leumi in Israel and the remainder of the Company’s funds held at Bank Leumi and Discount Bank in Israel, totaling approximately $17,250, will be transferred to the bank account of the Company’s Canadian subsidiary’s at Royal Bank of Canada.

Approval to Enter into a Loan Agreement with Nobul

On July 28, 2024, the Board approved a loan to Nobul in the principal amount of $6,000.

On September 8, 2024, the Board approved and ratified such Loan Agreement.

The aggregate amount of the Loan and any accrued and unpaid interest thereon shall be due and be paid on the date that is 30 days following the date the Business Combination Agreement is either terminated or the transactions contemplated thereby are completed.

The principal outstanding at any time, and from time to time, shall bear interest at 5% per annum, both before and after demand, default, and judgment, and shall be payable annually in arrears.

The Loan Agreement was entered into by the Borrower and the Lender pursuant to the Nobul Business Combination Agreement and is subject to the terms and conditions of such agreement. Notwithstanding anything else in the Loan Agreement, the Borrower may set-off any principal or interest owing under the Loan Agreement, to satisfy any amounts which the Lender is obligated to pay to the Borrower pursuant to the termination fee provisions of the Business Combination Agreement.

Creation of Segregated Account

On September 8, 2024, the Board approved and ratified an amending letter with Nobul. The Amending Letter amends the Nobul BCA and obligates the Company to deposit $11,000 into a designated, segregated and interest-bearing bank account. Funds deposited into this account may be disbursed upon the mutual written agreement of the designated representatives of Nobul and the Company (being their respective board chairs) in order to fund the pursuit of accretive acquisition targets or other growth initiatives of Nobul and for no other purpose. Any funds so disbursed will reduce the Net Cash Target (as defined in the Nobul BCA) on a dollar-for-dollar basis. In the event that the BCA is terminated, then, subject to the payment of any termination fees triggered by the termination fee provisions of the BCA funds remaining in the segregated account upon termination, together with interest earned thereon, will accrue to and will be for the account and benefit of the Company.

In August 2024, the Company transferred a total amount of $11,000 into an account held at Royal Bank of Canada in Toronto, Canada held under the name of Nobul AI Corp, an Ontario corporation.

Entry into a Loan Agreement

On December 23, 2024, the Board approved a Loan Agreement (the “Second Loan Agreement”) with Nobul. Pursuant to the Second Loan Agreement, the Company agreed to provide Nobul a loan (the “Second Loan”) in the principal amount of $6,000. The principal outstanding under the Second Loan will bear interest at 5% per annum, both before and after demand, default, and judgment, and will be payable annually in arrears. The aggregate amount of the Second Loan and any accrued and unpaid interest thereon will be due and be paid on the date that is 30 days following the date the Nobul Business Combination Agreement is terminated or the business combination contemplated thereunder is consummated.

The $6,000 loan will be funded from the previously created designated, segregated and interest-bearing bank account (the “Segregated Account”). As noted above, funds deposited into the Segregated Account may be disbursed upon the mutual written agreement of the designated representatives of Nobul and the Company (being their respective board chairs) in order to fund the pursuit of accretive acquisition targets or other growth initiatives of Nobul and for no other purpose. The Company and Nobul have identified acquisition targets and growth initiatives for which the proceeds of the $6,000 loan will be used. As of the date of this filing, approximately $2100 of the Segregated Account has been used for acquisition targets and growth initiatives and approximately $700 has been used for certain expenses incurred by the Company.

Litigation

Derivative Action.

On October 7, 2024, the Company received a derivative claim against the directors and Nobul AI for a total amount above of NIS 2.5 Million ($690k). The main claims relate to corporate governance issues and entity level control, including issues relating to the appointment of certain board members, the validity of certain board decisions, and questions related to the legality of the Nobul BCA and certain cash transactions and whether such transactions are in the Company’s best interest.

The Company believes all the claims in the derivative action are frivolous and strongly denies all such claims.

The Company will vigorously defend itself in this unwarranted action.